Earnings per share - Schedule of weighted average number of ordinary shares (diluted) (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Earnings per share [abstract]
Weighted average number of shares (basic) (in shares)	197,886,375	201,828,035	202,233,997
Effect of share-based payment arrangements (in shares)	0	50,015
Weighted average number of ordinary shares (diluted) (in shares)	197,886,375	201,878,050